December 19, 1996


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds, Inc. (the "Company")
		The Munder Short Term Treasury Fund Class A, B and C
Shares (the "Fund")
		File Nos. 33-54748/811-7348
		CIK No. 894192
	Post-Effective Amendment No. 21 Accession No. 0000927405-96-
000479

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on December 13, 1996.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

								Very truly yours,

								/s/ Raina A.
Williams
								Raina A. Williams
								Legal Product
Manager
Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	W. Kotapish, Esq.
	T. Hamlin, Esq.
	T. Hogan
	J. Tedesco, Esq.









December 19, 1996


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds, Inc. (the "Company")
		The Munder Short Term Treasury Fund Class K Shares
(the "Fund")
		File Nos. 33-54748/811-7348
		CIK No. 894192
		Post-Effective Amendment No. 21 Accession No.
0000927405-96-000479

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on December 13, 1996.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

								Very truly yours,

								/s/ Raina A.
Williams
								Raina A. Williams
								Legal Product
Manager
Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	W. Kotapish, Esq.
	T. Hamlin, Esq.
	T. Hogan
	J. Tedesco, Esq.









December 19, 1996


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds, Inc. (the "Company")
		The Munder Short Term Treasury Fund Class Y Shares
(the "Fund")
		File Nos. 33-54748/811-7348
		CIK No. 894192
		Post-Effective Amendment No. 21 Accession No.
0000927405-96-000479

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on December 13, 1996.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

								Very truly yours,

								/s/ Raina A.
Williams
								Raina A. Williams
								Legal Product
Manager
Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	W. Kotapish, Esq.
	T. Hamlin, Esq.
	T. Hogan
	J. Tedesco, Esq.